UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07964

                      ACM MANAGED DOLLAR INCOME FUND, INC.

               (Exact name of registrant as specified in charter)

                   1345 Avenue of the Americas, New York, New
                   York 10105 (Address of principal executive
                               offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2006

                     Date of reporting period: June 30, 2006

ITEM 1.       SCHEDULE OF INVESTMENTS.

PORTFOLIO OF INVESTMENTS
June 30, 2006 (unaudited)                         ACM Managed Dollar Income Fund
--------------------------------------------------------------------------------
                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
SOVEREIGN DEBT OBLIGATIONS-49.9%
Argentina-3.3%
Republic of Argentina
   7.00%, 3/28/11 ...................................     $  215     $   199,508
   8.28%, 12/31/33 ..................................        756         676,130
Republic of Argentina FRN
   4.889%, 8/03/12(a) ...............................      5,188       4,794,485
                                                                     -----------
                                                                       5,670,123
                                                                     -----------
Brazil-7.4%
Republic of Brazil
   7.125%, 1/20/37(b) ...............................      3,776       3,479,584
   8.00%, 1/15/18 ...................................      2,099       2,177,712
   8.25%, 1/20/34 ...................................      4,247       4,423,250
   8.875%, 10/14/19 .................................      2,329       2,561,900
                                                                     -----------
                                                                      12,642,446
                                                                     -----------
Bulgaria-0.2%
Republic of Bulgaria
   8.25%, 1/15/15(c) ................................        355         399,907
                                                                     -----------
Colombia-1.4%
Republic of Colombia
   10.75%, 1/15/13 ..................................        237         278,238
   11.75%, 2/25/20(b) ...............................      1,547       2,022,702
                                                                     -----------
                                                                       2,300,940
                                                                     -----------
Costa Rica-0.2%
Republic of Costa Rica
   8.05%, 1/31/13(c) ................................        157         164,850
   8.11%, 2/01/12(c) ................................        212         222,600
                                                                     -----------
                                                                         387,450
                                                                     -----------
Dominican Republic-0.1%
Dominican Republic
   9.50%, 9/27/11(c) ................................        190         203,381
                                                                     -----------
Ecuador-1.7%
Republic of Ecuador
   9.00%, 8/15/30(a)(c) .............................      2,683       2,595,802
   9.375%, 12/15/15(c) ..............................        201         197,483
                                                                     -----------
                                                                       2,793,285
                                                                     -----------
El Salvador-0.6%
Republic of El Salvador
   7.625%, 9/21/34(c) ...............................        150         155,250
   7.65%, 6/15/35(c) ................................        441         422,257
   8.50%, 7/25/11(c) ................................        400         433,000
                                                                     -----------
                                                                       1,010,507
                                                                     -----------
Indonesia-1.0%
Republic of Indonesia
   6.75%, 3/10/14(c) ................................        945         921,375
   6.875%, 3/09/17(c) ...............................        378         361,935
   7.25%, 4/20/15(c) ................................        376         372,804
                                                                     -----------
                                                                       1,656,114
                                                                     -----------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Jamaica-0.2%
Government of Jamaica
   10.625%, 6/20/17 .................................     $  270     $   293,625
                                                                     -----------
Lebanon-0.7%
Lebanese Republic
   7.875%, 5/20/11(c) ...............................        325         331,500
   10.125%, 8/06/08(c) ..............................        556         589,360
   11.625%, 5/11/16(c) ..............................        146         183,084
                                                                     -----------
                                                                       1,103,944
                                                                     -----------
Mexico-7.4%
United Mexican States
   8.00%, 9/24/22(b) ................................      4,472       4,986,280
   8.125%, 12/30/19(b) ..............................      5,135       5,789,712
   11.375%, 9/15/16 .................................      1,296       1,759,320
                                                                     -----------
                                                                      12,535,312
                                                                     -----------
Nigeria-0.9%
Central Bank of Nigeria
   6.25%, 11/15/20(a) ...............................      1,500       1,494,450
                                                                     -----------
Panama-1.6%
Republic of Panama
   6.70%, 1/26/36 ...................................        452         400,698
   7.125%, 1/29/26 ..................................        927         878,333
   7.25%, 3/15/15 ...................................         50          50,500
   8.875%, 9/30/27 ..................................        559         628,316
   9.375%, 7/23/12-4/01/29 ..........................        541         631,555
   9.625%, 2/08/11 ..................................        135         149,175
                                                                     -----------
                                                                       2,738,577
                                                                     -----------
Peru-1.7%
Republic of Peru
   7.35%, 7/21/25 ...................................        411         392,505
   8.375%, 5/03/16 ..................................        996       1,065,720
   8.75%, 11/21/33(b) ...............................      1,299       1,425,652
   9.875%, 2/06/15 ..................................         23          26,738
                                                                     -----------
                                                                       2,910,615
                                                                     -----------
Philippines-3.7%
Republic of Philippines
   7.75%, 1/14/31 ...................................        340         333,200
   8.25%, 1/15/14 ...................................        226         232,554
   8.375%, 2/15/11 ..................................         31          32,085
   8.875%, 3/17/15 ..................................      1,888       2,022,992
   9.00%, 2/15/13 ...................................         75          78,563
   9.50%, 2/02/30 ...................................        431         493,495
   9.875%, 1/15/19(b) ...............................      2,600       2,996,500
   10.625%, 3/16/25 .................................        130         160,550
                                                                     -----------
                                                                       6,349,939
                                                                     -----------
Russia-8.4%
Ministry Finance of Russia
   3.00%, 5/14/08-5/14/11 ...........................      2,380       2,213,450
Russian Federation
   5.00%, 3/31/30(a)(c) .............................     10,891      11,544,460
   11.00%, 7/24/18(c) ...............................        435         599,213
                                                                     -----------
                                                                      14,357,123
                                                                     -----------
Turkey-3.7%
Republic of Turkey
   6.875%, 3/17/36 ..................................      1,161         963,630
   7.00%, 6/05/20 ...................................      1,150       1,028,100
   7.375%, 2/05/25 ..................................        680         608,600
   11.00%, 1/14/13 ..................................        610         690,215
   11.50%, 1/23/12(b) ...............................      1,447       1,648,133
   11.75%, 6/15/10 ..................................        883         988,960
   11.875%, 1/15/30 .................................        254         345,186
                                                                     -----------
                                                                       6,272,824
                                                                     -----------
Ukraine-0.7%
Government of Ukraine
   6.875%, 3/04/11(c) ...............................        526         508,905
   7.65%, 6/11/13(c) ................................        191         190,809
   11.00%, 3/15/07(c) ...............................        439         445,960
                                                                     -----------
                                                                       1,145,674
                                                                     -----------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Uruguay-0.9%
Republic of Uruguay
   7.50%, 3/15/15....................................     $   93    $    89,048
   7.875%, 1/15/33(d)................................      1,062        960,822
   9.25%, 5/17/17....................................        505        541,108
                                                                    -----------
                                                                      1,590,978
                                                                    -----------
Venezuela-4.1%
Republic of Venezuela
   5.75%, 2/26/16....................................        733        651,925
   6.09%, 4/20/11 FRN(a)(c)..........................        120        119,016
   7.00%, 12/01/18(c)................................        315        302,400
   8.50%, 10/08/14...................................      1,102      1,165,365
   9.25%, 9/15/27....................................      2,339      2,745,986
   10.75%, 9/19/13...................................      1,659      1,980,846
   13.625%, 8/15/18..................................         35         49,700
                                                                    -----------
                                                                      7,015,238
                                                                    -----------
Total Sovereign Debt Obligations
   (cost $77,551,408)................................                84,872,452
                                                                    -----------
CORPORATE DEBT OBLIGATIONS-49.0%
Aerospace & Defense-1.2%
DRS Technologies, Inc.
   6.875%, 11/01/13..................................        380        365,750
L-3 Communications Corp.
   5.875%, 1/15/15...................................        345        321,713
L-3 Financing Inc.
   11.50%, 3/01/10(c)................................        135        133,650
   12.25%, 3/15/13(c)................................        906        962,625
Sequa Corp.
   9.00%, 8/01/09....................................        235        249,100
                                                                    -----------
                                                                      2,032,838
                                                                    -----------
Automotive-3.3%
Asbury Automotive Group, Inc.
   8.00%, 3/15/14....................................        211        204,670
Autonation Inc.
   7.00%, 4/15/14(c).................................        485        477,725
   7.12%, 4/15/13 FRN(a)(c)..........................         55         54,725
Avis Budget Car Rental
   7.75%, 5/15/16(c).................................        315        303,188
Ford Motor Co.
   7.45%, 7/16/31....................................        561        405,323
Ford Motor Credit Co.
   4.95%, 1/15/08....................................        380        357,716
   7.00%, 10/01/13...................................        253        217,741
General Motors Acceptence Corp.
   6.875%, 9/15/11...................................        460        438,914
   8.00%, 11/01/31*..................................        270        259,511
   8.375%, 7/15/33*..................................        580        466,900
Hertz Corp.
   8.875%, 1/01/14(c) ...............................        205        210,125
   10.50%, 1/01/16(c)* ..............................        235        249,100
HLI Operating, Inc.
   10.50%, 6/15/10* .................................        206        172,010
Keystone Automotive Operations, Inc.
   9.75%, 11/01/13...................................        310        292,950
Lear Corp.
   8.11%, 5/15/09....................................        205        199,875
Tenneco Inc.
   8.625%, 11/15/14..................................        130        129,675
TRW Automotive, Inc.
   9.375%, 2/15/13...................................        186        197,625
   11.00%, 2/15/13...................................        176        192,280
United Auto Group, Inc.
   9.625%, 3/15/12...................................        290        303,050
Visteon Corp.
   7.00%, 3/10/14*...................................        635        518,319
                                                                    -----------
                                                                      5,651,422
                                                                    -----------
Broadcasting & Media-0.7%
Albritton Communications Co.
   7.75%, 12/15/12...................................        375        371,250
Lamar Media Corp.
   6.625%, 8/15/15...................................        100         92,500
Liberty Media Corp.
   5.70%, 5/15/13....................................        150        136,220
   7.875%, 7/15/09...................................        120        124,233
   8.25%, 2/01/30....................................        150        143,571
Sirius Satellite Radio, Inc.
   9.625%, 8/01/13...................................        190        178,125
XM Satellite Radio Inc.
   9.75%, 5/01/14(c).................................        245        224,175
                                                                    -----------
                                                                      1,270,074
                                                                    -----------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Building & Real Estate-1.3%
Associated Materials, Inc.
   11.25%, 3/01/14(a)(e).............................      $530      $  319,325
D.R. Horton, Inc.
   6.875%, 5/01/13...................................       345         344,181
KB HOME
   7.75%, 2/01/10....................................       480         480,000
M/I Homes, Inc.
   6.875%, 4/01/12...................................       215         185,975
Schuler Homes, Inc.
   10.50%, 7/15/11...................................       360         378,900
William Lyon Homes, Inc.
   10.75%, 4/01/13...................................       525         504,000
                                                                     ----------
                                                                      2,212,381
                                                                     ----------
Cable-3.5%
Cablevision Systems Corp.
   8.00%, 4/15/12....................................       435         429,019
Charter Communications Operating LLC
   8.00%, 4/30/12(c).................................       890         885,550
CSC Holdings, Inc.
   7.25%, 4/15/12(c).................................       325         313,625
   7.625%, 7/15/18...................................       410         405,900
DirectTV Holdings LLC
   6.375%, 6/15/15...................................       480         442,800
Echostar DBS Corp.
   6.375%, 10/01/11..................................       325         311,188
Inmarsat Finance PLC (United Kingdom)
   7.625%, 6/30/12...................................       372         381,300
Insight Midwest LP
   9.75%, 10/01/09...................................       295         300,900
Intelsat Bermuda, Ltd. (Bermuda)
   8.625%, 1/15/15...................................       285         285,713
   9.61375%, 1/15/12 FRN(a)..........................       115         116,150
   11.25%, 6/15/16(c)................................       702         719,550
PanAmSat Corp.
   9.00%, 8/15/14....................................       313         317,695
PanAmSat Holding Corp.
   10.375%, 11/01/14(a)(e)...........................       665         491,561
Rogers Cable, Inc. (Canada)
   6.75%, 3/15/15....................................       620         590,550
                                                                     ----------
                                                                      5,991,501
                                                                     ----------
Chemicals-1.4%
Equistar Chemical Funding LP
   10.125%, 9/01/08..................................       480         505,200
   10.625%, 5/01/11..................................       145         155,694
Huntsman International LLC
   9.875%, 3/01/09...................................       330         343,200
Ineos Group Holdings PLC (United Kingdom)
   8.50%, 2/15/16(c).................................       385         360,456
Nell AF S.a.r.l. (Luxembourg)
   8.375%, 8/15/15(c)................................       369         354,701
Rhodia S.A
   8.875%, 6/01/11...................................       625         622,656
                                                                     ----------
                                                                      2,341,907
                                                                     ----------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Communications-Fixed-2.4%
Citizens Communications Co.
   6.25%, 1/15/13 ...................................     $  490     $  463,050
Eircom Funding (Ireland)
   8.25%, 8/15/13 ...................................        430        455,800
Hawaiian Telecom Communications, Inc.
   9.75%, 5/01/13 ...................................        285        289,987
Time Warner Telecommunications Holdings
   9.25%, 2/15/14 ...................................        205        210,125
Verizon New York, Inc.
   7.375%, 4/01/32 ..................................        685        675,261
   8.875%, 3/15/12 ..................................      1,610      1,698,550
Windstream Corp.
   8.125%, 8/01/13(c) ...............................        198        201,960
   8.625%, 8/01/16(c) ...............................        156        159,510
                                                                     ----------
                                                                      4,154,243
                                                                     ----------
Communications-Mobile-1.4%
American Tower Corp.
   7.125%, 10/15/12 .................................        627        625,433
Digicel, Ltd. (Bermuda)
   9.25%, 9/01/12(c) ................................        349        364,705
Dobson Communications Corp.
   8.375%, 11/01/11(c) ..............................        233        239,407
   8.875%, 10/01/13* ................................        185        181,763
Rogers Wireless, Inc. (Canada)
   7.25%, 12/15/12 ..................................        335        337,513
   7.50%, 3/15/15 ...................................        368        371,680
Rural Cellular Corp.
   8.25%, 3/15/12 ...................................        255        261,693
                                                                     ----------
                                                                      2,382,194
                                                                     ----------
Consumer Manufacturing-1.1%
ACCO Brands Corp.
   7.625%, 8/15/15 ..................................        470        435,925
Broder Brothers Co.
   11.25%, 10/15/10 .................................        292        271,560
Covalence Specialty Materials Corp.
   10.25%, 3/01/16(c) ...............................        130        124,800
Crown Americas, Inc.
   7.625%, 11/15/13(c) ..............................        375        368,438
Jostens, Inc.
   7.625%, 10/01/12 .................................        210        203,700
Levi Strauss & Co.
   8.875%, 4/01/16(c) ...............................        225        214,875
Quicksilver Resources, Inc.
   7.125%, 4/01/16 ..................................        180        168,750
                                                                     ----------
                                                                      1,788,048
                                                                     ----------
Diversified Media-1.0%
Dex Media, Inc.
   8.00%, 11/15/13 ..................................        250        251,250
Dex Media East LLC
   9.875%, 11/15/09 .................................        125        132,188
   12.125%, 11/15/12 ................................        220        246,950
Dex Media West LLC
   8.50%, 8/15/10 ...................................        180        186,750
Rainbow National Services LLC
   8.75%, 9/01/12(c) ................................        205        215,250
R.H. Donnelley Corp.
   6.875%, 1/15/13(c) ...............................        387        356,040
   8.875%, 1/15/16(c) ...............................        380        383,325
                                                                     ----------
                                                                      1,771,753
                                                                     ----------

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Energy-2.2%
Chesapeake Energy Corp.
   7.50%, 9/15/13 ...................................      $185      $  185,463
   7.75%, 1/15/15 ...................................       485         486,213
El Paso Corp.
   7.75%, 1/15/32* ..................................       571         556,011
Grant Prideco, Inc.
   6.125%, 8/15/15 ..................................       245         228,463
Hilcorp Energy
   10.50%, 9/01/10(c) ...............................       266         286,615
Kerr-McGee Corp.
   6.875%, 9/15/11 ..................................       160         165,356
Kinder Morgan Finance Co.
   5.35%, 1/05/11 ...................................       190         175,054
Massey Energy Co.
   6.875%, 12/15/13 .................................       280         260,400
NRG Energy, Inc.
   7.25%, 2/01/14 ...................................        85          82,875
   7.375%, 2/01/16 ..................................       475         463,125
Pride International, Inc.
   7.375%, 7/15/14 ..................................       400         402,000
Tesoro Corp.
   6.25%, 11/01/12(c) ...............................       400         380,000
                                                                     ----------
                                                                      3,671,575
                                                                     ----------
Entertainment & Leisure-1.5%
Gaylord Entertainment Co.
   8.00%, 11/15/13 ..................................       350         349,563
Intrawest Corp. (Canada)
   7.50%, 10/15/13 ..................................       195         194,025
NCL Corp. (Bermuda)
   10.625%, 7/15/14 .................................       250         245,625
Quebecor Media (Canada)
   7.75%, 3/15/16(c) ................................       520         509,600
Royal Caribbean Cruises (Liberia)
   8.00%, 5/15/10 ...................................       385         402,516
Six Flags Inc.
   9.625%, 6/01/14 ..................................       535         486,850
Universal City Development
   11.75%, 4/01/10 ..................................       335         364,731
                                                                     ----------
                                                                      2,552,910
                                                                     ----------
Financial-1.4%
C&M Finance Ltd. (Cayman Islands)
   8.10%, 2/01/16(c) ................................       250         238,750
Crum & Foster Holdings Corp.
   10.375%, 6/15/13 .................................       220         223,850
E*Trade Financial Corp.
   7.375%, 9/15/13 ..................................       200         200,000
   7.875%, 12/01/15 .................................       643         659,075
   8.00%, 6/15/11 ...................................       190         193,800
Hexion Nova Scotia Finance, ULC
   9.00%, 7/15/14 ...................................       290         293,625
TRAINS HY-1-2006
   7.548%, 5/01/16(c)* ..............................       595         583,100
                                                                     ----------
                                                                      2,392,200
                                                                     ----------
Food & Beverage-1.0%
Altria Group, Inc.
   7.75%, 1/15/27 ...................................       150         168,312
Dean Foods Co.
   7.00%, 6/01/16 ...................................       360         348,300
Del Monte Food Co.
   8.625%, 12/15/12 .................................       125         128,750
Dole Food Company, Inc.
   8.625%, 5/01/09 ..................................       180         171,900
   8.875%, 3/15/11 ..................................        92          86,250
Reynolds American Inc.
   7.25%, 6/01/12-6/01/13(c) ........................       825         807,725
                                                                     ----------
                                                                      1,711,237
                                                                     ----------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Gaming-3.4%
Boyd Gaming Corp.
   7.75%, 12/15/12 ..................................      $255      $  257,231
Greektown Holdings LLC
   10.75%, 12/01/13(c) ..............................       240         253,200
Kerzner International Ltd. (Bahamas)
   6.75%, 10/01/15 ..................................       405         422,719
Mandalay Resort Group
   10.25%, 8/01/07 ..................................       535         554,394
MGM Mirage, Inc.
   6.625%, 7/15/15 ..................................       455         424,288
   8.375%, 2/01/11 ..................................       620         635,500
Mohegan Tribal Gaming Authority
   6.375%, 7/15/09 ..................................       155         150,931
   7.125%, 8/15/14 ..................................       150         145,125
Park Place Entertainment
   7.00%, 4/15/13 ...................................       305         310,441
   7.875%, 3/15/10 ..................................       150         155,625
   9.375%, 2/15/07 ..................................       255         260,100
Penn National Gaming, Inc.
   6.875%, 12/01/11 .................................       430         420,325
Riviera Holdings Corp.
   11.00%, 6/15/10 ..................................       385         407,138
Seneca Gaming Corp.
   7.25%, 5/01/12(c)                                        305         295,469
Station Casinos, Inc.
   6.625%, 3/15/18 ..................................       235         212,675
Turning Stone Casino Resort Enterprise
   9.125%, 12/15/10(c) ..............................       300         303,000
Wynn Las Vegas LLC
   6.625%, 12/01/14 .................................       695         655,037
                                                                     ----------
                                                                      5,863,198
                                                                     ----------
Health Care-2.8%
Concentra Operating Corp.
  9.125%, 6/01/12 ...................................         5           5,175
  9.50%, 8/15/10 ....................................       280         289,800
Coventry Health Care, Inc.
  5.875%, 1/15/12 ...................................       160         153,600
  6.125%, 1/15/15 ...................................       170         161,621
DaVita, Inc.
   7.25%, 3/15/15 ...................................       350         336,000
Extendicare Health Services
   9.50%, 7/01/10. ..................................       160         167,000
Hanger Orthopedic Group
   10.25%, 6/01/14(c). ..............................       190         188,100
HCA, Inc.
   6.375%, 1/15/15 ..................................       905         838,527
   6.75%, 7/15/13 ...................................        10           9,549
   7.875%, 2/01/11 ..................................       415         423,936
Healthsouth Corp.
   10.75%, 6/15/16(c). ..............................       250         245,000
IASIS Healthcare/CAP CRP Healthcare
   8.75%, 6/15/14 ...................................       495         485,100
Omnicare, Inc.
   6.875%, 12/15/15 .................................       540         513,000
Select Medical Corp.
   7.625%, 2/01/15 ..................................       285         247,950
Triad Hospitals, Inc.
   7.00%, 11/15/13 ..................................       405         393,862
Universal City Florida Holding, Co.
   8.375%, 5/01/10 ..................................       110         110,550
Universal Hospital Services, Inc.
   10.125%, 11/01/11 ................................       260         270,400
                                                                     ----------
                                                                      4,839,170
                                                                     ----------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
Hotels & Lodging-0.8%
Host Marriott LP
   6.75%, 6/01/16(c) ................................     $  225     $  214,593
   9.25%, 10/01/07 ..................................        110        113,438
   9.50%, 1/15/07 ...................................        310        317,750
Starwood Hotels & Resorts Worldwide, Inc.
   7.875%, 5/01/12 ..................................        405        422,719
Vail Resorts, Inc.
   6.75%, 2/15/14 ...................................        360        342,000
                                                                     ----------
                                                                      1,410,500
                                                                     ----------
Index-3.8%
Dow Jones CDX HY
   8.25%, 6/29/10(c)* ...............................        955        961,170
   8.625%, 6/29/11(c) ...............................      1,449      1,421,831
RACERS Series 06-6-T
   5.089%, 5/01/07 FRN(a)(c) ........................      4,200      4,127,091
                                                                     ----------
                                                                      6,510,092
                                                                     ----------
Industrial-1.3%
AMSTED Industries, Inc.
   10.25%, 10/15/11(c) ..............................        265        283,550
Case New Holland, Inc.
   9.25%, 8/01/11 ...................................        315        331,538
FastenTech, Inc.
   11.50%, 5/01/11 ..................................        170        173,400
Goodman Global Holdings Company, Inc.
   7.875%, 12/15/12* ................................        280        267,400
Invensys PLC (United Kingdom)
   9.875%, 3/15/11(c) ...............................        340        368,900
Terex Corp.
   10.375%, 4/01/11 .................................        253        267,547
Trinity Industries, Inc.
   6.50%, 3/15/14 ...................................        535        521,625
                                                                     ----------
                                                                      2,213,960
                                                                     ----------
Insurance-0.2%
Liberty Mutual Group
   5.75%, 3/15/14(c) ................................        280        262,995
                                                                     ----------
Metals & Mining-1.6%
AK Steel Corp.
   7.875%, 2/15/09 ..................................        430        427,850
Chesapeake Energy Corp.
   6.625%, 1/15/16 ..................................        655        609,150
International Steel Group, Inc.
   6.50%, 4/15/14 ...................................        272        257,040
Ispat Inland ULC (Canada)
   9.75%, 4/01/14 ...................................        239        263,498
Peabody Energy Corp.
   6.875%, 3/15/13 ..................................        660        648,450
Southern Peru Copper Corp.
   6.375%, 7/27/15 ..................................        542        518,162
                                                                     ----------
                                                                      2,724,150
                                                                     ----------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Non-Air Transportation-0.3%
BNSF Funding Trust
   6.613%, 12/15/55VRN(a) ...........................      $555      $  520,979
                                                                     ----------
Paper & Packaging-1.3%
Ball Corp.
   6.875%, 12/15/12 .................................       450         441,000
Berry Plastics Corp.
   10.75%, 7/15/12 ..................................       295         319,338
Jefferson Smurfit Corp.
   8.25%, 10/01/12 ..................................         8           7,500
Newpage Corp.
   10.00%, 5/01/12 ..................................       285         294,975
Owens-Brockway Glass Container, Inc.
   8.875%, 2/15/09 ..................................       745         767,350
Plastipak Holdings, Inc.
   8.50%, 12/15/15(c) ...............................       135         135,000
Russell-Stanley Holdings, Inc. PIK
   9.00%, 11/30/08(c)(d)(f) .........................       913         240,756
Stone Container Corp.
   9.75%, 2/01/11 ...................................        10          10,275
                                                                     ----------
                                                                      2,216,194
                                                                     ----------
Petroleum Products-0.3%
Newfield Exploration Co.
   6.625%, 4/15/16 ..................................       265         249,763
Petrohawk Energy Corp.
   9.125%, 7/15/13(c) ...............................       217         215,915
                                                                     ----------
                                                                        465,678
                                                                     ----------
Restaurants-0.2%
Domino's, Inc.
   8.25%, 7/01/11 ...................................       262         271,825
                                                                     ----------
Retail-0.6%
Burlington Coat Factory
   11.125%, 4/15/14(c) ..............................       130         126,100
GSC Holdings Corp.
   8.00%, 10/01/12 ..................................       610         610,000
J.C. Penney Corporation, Inc.
   7.625%, 3/01/97 ..................................       205         203,502
                                                                     ----------
                                                                        939,602
                                                                     ----------
Service-2.3%
Allied Waste North America
   6.375%, 4/15/11 ..................................       610         585,600
   7.125%, 5/15/16(c) ...............................       545         513,662
   7.375%, 4/15/14* .................................       185         175,750
Gallery Capital SA (Luxembourg)
   10.125%, 5/15/13(c) ..............................       149         139,437
H & E Equipment/Finance
   11.125%, 6/15/12 .................................       265         292,637
Iron Mountain Inc.
   6.625%, 1/01/16 ..................................       335         301,500
Service Corp. International
   6.50%, 3/15/08 ...................................       605         600,463
   7.70%, 4/15/09 ...................................       270         271,350
United Rentals North America, Inc.
   6.50%, 2/15/12 ...................................       454         429,030
   7.00%, 2/15/14 ...................................        85          77,669
   7.75%, 11/15/13 ..................................       538         511,100
                                                                     ----------
                                                                      3,898,198
                                                                     ----------
Supermarket & Drugstore-0.5%
Couche-Tard, Inc.
   7.50%, 12/15/13 ..................................       333         331,335
Stater Bros. Holdings, Inc.
   8.125%, 6/15/12 ..................................       165         162,938
The Jean Coutu Group, Inc.
   8.50%, 8/01/14 ...................................       460         423,200
                                                                     ----------
                                                                        917,473
                                                                     ----------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
Technology-1.0%
Freescale Semiconductor
   7.125%, 7/15/14 ..................................     $  220     $   222,200
Lucent Technologies
   6.45%, 3/15/29 ...................................        145         123,250
   6.50%, 1/15/28 ...................................         95          79,800
Nortel Networks Corp. (Canada)
   6.875%, 9/01/23 ..................................        280         224,000
Serena Software, Inc.
   10.375%, 3/15/16(c) ..............................        270         271,350
SunGard Data Systems, Inc.
   9.125%, 8/15/13(c) ...............................        735         762,562
                                                                     -----------
                                                                       1,683,162
                                                                     -----------
Transportation-0.1%
AMR Corp.
   9.00%, 8/01/12* ..................................        232         229,100
                                                                     -----------
Utilities- Electric & Gas-5.0%
AES Corporation
   8.75%, 5/15/13(c) ................................         75          80,250
   9.00%, 5/15/15(c) ................................        115         123,625
Allegheny Energy Supply
   7.80%, 3/15/11 ...................................        280         290,500
   8.25%, 4/15/12(c) ................................        495         525,937
Aquila, Inc.
 14.875%, 7/01/12 ...................................        260         343,850
CMS Energy Corp.
   8.50%, 4/15/11 ...................................        215         224,138
DPL, Inc.
   6.875%, 9/01/11 ..................................        162         167,030
Edison Mission Energy
   7.50%, 6/15/13(c)* ...............................        500         490,000
   7.75%, 6/15/16(c) ................................        170         167,025
FirstEnergy Corp.
   6.45%, 11/15/11 ..................................        205         208,592
Northwest Pipeline Corp.
   8.125%, 3/01/10 ..................................        315         327,600
Range Resources Corp.
   7.50%, 5/15/16 ...................................        265         261,688
Reliant Energy, Inc.
   6.75%, 12/15/14 ..................................         65          59,800
   9.50%, 7/15/13 ...................................        390         391,950
Sanmina-Sci Corp.
   8.125%, 3/01/16 ..................................        295         287,625
Sierra Pacific Resources
   8.625%, 3/15/14 ..................................        260         275,430
Sonat Inc. ..........................................
   7.625%, 7/15/11 ..................................        269         271,690
Southern Natural Gas Co.
   7.35%, 2/15/31 ...................................        405         388,593
   8.875%, 3/15/10 ..................................        325         343,282
TECO Energy, Inc.
   6.75%, 5/01/15 ...................................        445         432,763
   7.00%, 5/01/12 ...................................        425         422,875
The Williams Companies, Inc.
   7.625%, 7/15/19 ..................................      1,365       1,385,475
TXU Corp.
   5.55%, 11/15/14 ..................................        475         430,832
   6.50%, 11/15/24 ..................................        764         681,512
                                                                     -----------
                                                                       8,582,062
                                                                     -----------
Total U.S. Corporate Debt Obligations
   (cost $89,131,636) ...............................                 83,472,621
                                                                     -----------

                                                        Principal
                                                          Amount
                                                          (000)     U.S. $ Value
                                                        ---------   ------------
NON-U.S. CORPORATE DEBT OBLIGATIONS-4.4%
Brazil-0.8%
Banco BMG SA
   9.15%, 1/15/16(c).................................     $  350     $  343,000
PF Export Receivables Master Trust
   6.436%, 6/01/15(c)................................      1,089      1,089,170
                                                                     ----------
                                                                      1,432,170
                                                                     ----------
China-0.3%
Chaoda Modern Agriculture
   7.75%, 2/08/10(c).................................        519        511,215
                                                                     ----------
El Salvador-0.2%
AES El Salvador Trust
   6.75%, 2/01/16(c).................................        270        248,738
                                                                     ----------
Hong Kong-0.2%
Noble Group, Ltd.
   6.625%, 3/17/15(c)................................        401        347,608
                                                                     ----------
Kazakhstan-0.2%
Kazkommerts International BV
   8.50%, 4/16/13(c).................................        350        358,750
                                                                     ----------
Mexico-0.1%
America Movil S.A. de C.V.
   6.375%, 3/01/35...................................        116        100,830
                                                                     ----------
Romania-0.3%
Mobifon Holdings BV
   12.50%, 7/31/10 ..................................        425        481,313
                                                                     ----------
Russia-1.8%
Citigroup (JSC Severstal)
   9.25%, 4/19/14(c).................................        464        481,354
Evraz Group SA
   8.25%, 11/10/15(c)................................        665        646,712
Gazprom OAO
 9.625%, 3/01/13 (c).................................        890      1,017,684
Mobile Telesystems Finance S.A.
   9.75%, 1/30/08 (c)................................        625        643,350
Russian Standard Finance SA
   7.50%, 10/07/10(c)................................        270        251,775
Tyumen Oil Co.
   11.00%, 11/06/07(c)...............................         70         73,413
                                                                     ----------
                                                                      3,114,288
                                                                     ----------
Singapore-0.4%
Avago Technologies Finance
   10.125%, 12/01/13(c)..............................        230        242,075
Flextronics International, Ltd.
   6.50%, 5/15/13 ...................................        535        508,250
                                                                     ----------
                                                                        750,325
                                                                     ----------

Ukraine-0.1%
Dresdner Bank AG (Kyivstar)
   7.75%, 4/27/12(c).................................        100         96,375
                                                                     ----------
Total Non-U.S. Corporate Debt Obligations
  (cost $7,413,474) .................................                 7,441,612
                                                                     ----------

                                                       Shares or
                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
                                                     ------------  -------------
NON-CONVERTIBLE PREFERRED STOCK-0.1%
Sovereign Real Estate Investment Trust
 12.00%(c)(cost $168,350) ........................    $      185   $    254,375
                                                                   ------------
WARRANTS-0.1%
Central Bank of Nigeria
 Warrants, expiring 11/15/20......................         1,000        150,000
Republic of Venezuela
   Warrants, expiring 4/15/20(g)..................         7,140             --
                                                                   ------------
Total Warrants
   (cost $0) .....................................                      150,000
                                                                   ------------
SHORT-TERM INVESTMENT-3.8%
Time Deposit-3.8%
Societe Generale
   5.2812%, 7/03/06
   (cost $6,500,000)..............................         6,500      6,500,000
                                                                   ------------
Total Investments Before Security
   Lending Collateral - 107.3%
   (cost $180,764,868)............................                  182,691,060
                                                                   ------------
INVESTMENT OF CASH COLLATERAL FOR
 SECURITIES LOANED - 1.6%
Short-Term Investment
UBS Private Money Market Fund, LLC
 5.10%
   (cost $2,653,680)..............................     2,653,680      2,653,680
                                                                   ------------
Total Investments - 108.9%
   (cost $183,418,548) ...........................                  185,344,740
Other assets less liabilities - (8.9)%............                  (15,076,920)
                                                                   ------------
Net Assets-100.0%.................................                 $170,267,820
                                                                   ------------

CREDIT DEFAULT SWAP CONTRACTS

                                 Notional                              Unrealized
Swap Counterparty &               Amount    Interest   Termination    Appreciation/
Referenced Obligation              (000)      Rate         Date      (Depreciation)
------------------------------   --------   --------   -----------   --------------
Buy Contracts:

Citigroup Global Markets, Inc.
 Republic of Hungary
 4.50%, 2/06/13                      350      0.50%      11/26/13      $ 3,538

JP Morgan Chase
 Republic of Hungary
 4.75%, 2/03/15                    1,380      0.30       10/20/15       41,993

Sale Contracts:

Citigroup Global Markets, Inc.
 Republic of Brazil
 12.25%, 3/06/30                   2,562      1.98        4/20/07       44,335

Citigroup Global Markets, Inc.
 Republic of Philippines
 10.625%, 3/16/25                    510      4.95        3/20/09       49,661

Credit Suisse First Boston
 Republic of Brazil
 12.25%, 3/06/30                     750      6.90        6/20/07       48,681

Credit Suisse First Boston
 Republic of Venezuela
 9.25%, 9/15/27                      730      3.17       10/20/15       35,573

Deutsche Bank AG
 Republic of Brazil
 12.25%, 3/06/30                   2,562      1.90        4/20/07       42,138

JP Morgan Chase
 Gazprom OAO
 10.50%, 10/21/09                  1,490      1.04       10/20/10       (7,767)

Morgan Stanley
 Republic of Brazil
 12.25%, 3/06/30                     680      3.80        8/20/06       12,731

REVERSE REPURCHASE AGREEMENTS

Broker                 Interest Rate   Maturity      Amount
--------------------   -------------   --------   -----------
Barclays Securites          4.65%      12/29/06   $ 4,525,640
Chase Manhattan Bank        4.30       12/29/06     1,861,020
Chase Manhattan Bank        4.30       12/29/06     1,724,292
Chase Manhattan Bank        5.00       12/29/06     1,403,570
Chase Manhattan Bank        5.05       12/29/06     2,923,750
Chase Manhattan Bank        4.95       12/29/06     1,310,000
Chase Manhattan Bank        5.15       12/29/06     1,094,500
Chase Manhattan Bank        5.15       12/29/06     1,633,800
                                                  -----------
                                                  $16,476,572
                                                  ===========

*    Represents entire or partial securities out on loan.

(a) Coupon changes periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 2006.

(b) Positions, or portions thereof, with an aggregate market value of $22,348,566 have been segregated to collateralize reverse repurchase agreements.

(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2006, the aggregate market value of these securities amounted to $50,975,289 or 29.9% of net assets.

(d)  Payment in kind (PIK) quarterly coupon payment.

(e) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(f) Security exempt from registration under Rule 144A of the Securites Act of 1933. This security, which represents 0.14% of net assets as of June 30, 2006, is considered illiquid and restricted.

                                 Acquisition   Acquisition    Market    Percentage of
Restricted Security                  Date         Cost         Value      Net Assets
------------------------------   -----------   -----------   --------   -------------
Russell-Stanley Holdings, Inc.     2/26/99-     $5,111,352   $240,756        0.14%
9.00%, 11/30/08                    6/30/06

(g)  Non-income producing security.

     Glossary of Terms:
        FRN - Floating Rate Note
        VRN - Variable Rate Note

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

The following exhibits are attached to this Form N-Q:

         EXHIBIT NO.   DESCRIPTION OF EXHIBIT
         -----------   ----------------------

         3 (a) (1)     Certification of Principal Executive Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

         3 (a) (2)     Certification of Principal Financial Officer Pursuant to
                       Section 302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant ACM Managed Dollar Income Fund, Inc.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: August 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Marc O. Mayer
      -----------------
      Marc O. Mayer
      President

Date: August 21, 2006

By:   /s/ Joseph J. Mantineo
      ----------------------
      Joseph J. Mantineo
      Treasurer and Chief Financial Officer

Date: August 21, 2006


                                       4